Share capital and reserves, Summary (Details) € / shares in Units, $ / shares in Units, $ in Thousands									12 Months Ended
	Jun. 29, 2021 USD ($) $ / shares shares	Jun. 24, 2021 $ / shares	Jun. 24, 2021 EUR (€) shares	May 27, 2021 USD ($) $ / shares shares	Apr. 08, 2021 USD ($) shares	Mar. 29, 2021 EUR (€) € / shares shares	Dec. 22, 2020 USD ($) shares	Nov. 02, 2020 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 24, 2021 € / shares	May 27, 2021 € / shares	Nov. 02, 2020 € / shares
Share Capital [Abstract]
Par value (in euros per share) | € / shares													€ 0.01
Proceeds from issuance of shares | $									$ 0	$ 309,200	$ 5,500
Authorized share capital | €						€ 25,000
Transaction costs | $									$ 0	22,753	$ 0
Share exchange | $										$ 0
Stock split ratio				2.5					2.5
Dividend payable per share (in dollars per share) | $ / shares									$ 0	$ 0	$ 0
Initial Public Offering [Member]
Share Capital [Abstract]
Share price (in dollars per share) | $ / shares	$ 16
Issuance of share capital (in shares)	11,499,999									11,499,999
Proceeds from issuance of shares | $	$ 167,600
Transaction costs | $	$ 16,400
Additional Paid-in Capital [Member]
Share Capital [Abstract]
Share exchange | $				$ 160						$ (160)
Ordinary Shares [Member]
Share Capital [Abstract]
Shares authorized (in shares)						25,000			40,000,000,000
Share price (in dollars per share) | $ / shares		$ 0.025		$ 0.01					$ 0.025
Issuance of share capital (in shares)				70,000,000		25,000				25,000
Par value (in euros per share) | € / shares						€ 1						€ 1
Redemption of shares (in shares)			25,000							25,000
Cancelled shares (in shares)			25,000
Redemption amount | €			€ 25,000
Stock split ratio			2.5
Share consolidation (in shares)			40,520,850
Ordinary Shares [Member] | Initial Public Offering [Member]
Share Capital [Abstract]
Redesignated of share capital (in shares)					10,151,618		215,385	2,153,847
Series A Preferred Shares [Member]
Share Capital [Abstract]
Share price (in dollars per share) | $ / shares				$ 0.01
Issuance of share capital (in shares)				5,923,079			538,462	5,384,617			5,923,079
Par value (in euros per share) | € / shares														€ 0.01
Proceeds from issuance of shares | $							$ 500	$ 5,000
Number of shares converted (in shares)			(5,923,079)
Number of shares converted to ordinary shares (in shares)			5,923,079
Conversion price (in dollars per share) | $ / shares		0.01
Series B Preferred Shares [Member]
Share Capital [Abstract]
Share price (in dollars per share) | $ / shares				$ 0.01
Issuance of share capital (in shares)				25,379,047	25,379,047					25,379,047
Proceeds from issuance of shares | $					$ 118,800
Transaction costs | $					$ 6,400
Number of shares converted (in shares)			(25,379,047)
Number of shares converted to ordinary shares (in shares)			25,379,047
Conversion price (in dollars per share) | $ / shares		$ 0.01